Fair Values of Assets Held by Japanese and Foreign Plans (Parenthetical) (Detail) - Japanese plans	Mar. 31, 2015	Mar. 31, 2014
Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	53.00%	64.00%
Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	47.00%	36.00%
Japanese national government bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	48.00%	56.00%
Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	52.00%	44.00%
Private equity | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	46.00%	47.00%
Fixed income funds | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	52.00%	51.00%
Other investment funds | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	3.00%	2.00%